Financial Assets for Trading at Fair Value Trhough Profit and Loss (Details) - Schedule of portfolio of financial assets derivative contracts - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Financial Assets for Trading at Fair Value Trhough Profit and Loss (Details) - Schedule of portfolio of financial assets derivative contracts [Line Items]
Total	$ 189,719,213	$ 182,748,513
Currency forward [Member]
Financial Assets for Trading at Fair Value Trhough Profit and Loss (Details) - Schedule of portfolio of financial assets derivative contracts [Line Items]
Total	34,652,380	19,990,606
Interest rate swaps [Member]
Financial Assets for Trading at Fair Value Trhough Profit and Loss (Details) - Schedule of portfolio of financial assets derivative contracts [Line Items]
Total	93,513,106	71,216,631
Cross currency swaps [Member]
Financial Assets for Trading at Fair Value Trhough Profit and Loss (Details) - Schedule of portfolio of financial assets derivative contracts [Line Items]
Total	61,029,754	91,452,417
Call currency options [Member]
Financial Assets for Trading at Fair Value Trhough Profit and Loss (Details) - Schedule of portfolio of financial assets derivative contracts [Line Items]
Total	204,745	64,331
Put currency options [Member]
Financial Assets for Trading at Fair Value Trhough Profit and Loss (Details) - Schedule of portfolio of financial assets derivative contracts [Line Items]
Total	319,228	24,528
Demand [Member]
Financial Assets for Trading at Fair Value Trhough Profit and Loss (Details) - Schedule of portfolio of financial assets derivative contracts [Line Items]
Total
Demand [Member] | Currency forward [Member]
Financial Assets for Trading at Fair Value Trhough Profit and Loss (Details) - Schedule of portfolio of financial assets derivative contracts [Line Items]
Total
Up to 1 month [Member]
Financial Assets for Trading at Fair Value Trhough Profit and Loss (Details) - Schedule of portfolio of financial assets derivative contracts [Line Items]
Total	16,496,851	9,197,625
Up to 1 month [Member] | Currency forward [Member]
Financial Assets for Trading at Fair Value Trhough Profit and Loss (Details) - Schedule of portfolio of financial assets derivative contracts [Line Items]
Total	9,245,832	4,975,740
Up to 1 month [Member] | Interest rate swaps [Member]
Financial Assets for Trading at Fair Value Trhough Profit and Loss (Details) - Schedule of portfolio of financial assets derivative contracts [Line Items]
Total	5,583,353	3,073,729
Up to 1 month [Member] | Cross currency swaps [Member]
Financial Assets for Trading at Fair Value Trhough Profit and Loss (Details) - Schedule of portfolio of financial assets derivative contracts [Line Items]
Total	1,258,796	1,134,097
Up to 1 month [Member] | Call currency options [Member]
Financial Assets for Trading at Fair Value Trhough Profit and Loss (Details) - Schedule of portfolio of financial assets derivative contracts [Line Items]
Total	99,157	3,344
Up to 1 month [Member] | Put currency options [Member]
Financial Assets for Trading at Fair Value Trhough Profit and Loss (Details) - Schedule of portfolio of financial assets derivative contracts [Line Items]
Total	309,713	10,715
Between 1 and 3 months [Member]
Financial Assets for Trading at Fair Value Trhough Profit and Loss (Details) - Schedule of portfolio of financial assets derivative contracts [Line Items]
Total	18,107,787	11,049,278
Between 1 and 3 months [Member] | Currency forward [Member]
Financial Assets for Trading at Fair Value Trhough Profit and Loss (Details) - Schedule of portfolio of financial assets derivative contracts [Line Items]
Total	7,653,539	4,892,023
Between 1 and 3 months [Member] | Interest rate swaps [Member]
Financial Assets for Trading at Fair Value Trhough Profit and Loss (Details) - Schedule of portfolio of financial assets derivative contracts [Line Items]
Total	8,796,596	4,409,984
Between 1 and 3 months [Member] | Cross currency swaps [Member]
Financial Assets for Trading at Fair Value Trhough Profit and Loss (Details) - Schedule of portfolio of financial assets derivative contracts [Line Items]
Total	1,575,109	1,717,410
Between 1 and 3 months [Member] | Call currency options [Member]
Financial Assets for Trading at Fair Value Trhough Profit and Loss (Details) - Schedule of portfolio of financial assets derivative contracts [Line Items]
Total	80,844	24,593
Between 1 and 3 months [Member] | Put currency options [Member]
Financial Assets for Trading at Fair Value Trhough Profit and Loss (Details) - Schedule of portfolio of financial assets derivative contracts [Line Items]
Total	1,699	5,268
Between 3 and 12 months [Member]
Financial Assets for Trading at Fair Value Trhough Profit and Loss (Details) - Schedule of portfolio of financial assets derivative contracts [Line Items]
Total	41,504,892	24,201,481
Between 3 and 12 months [Member] | Currency forward [Member]
Financial Assets for Trading at Fair Value Trhough Profit and Loss (Details) - Schedule of portfolio of financial assets derivative contracts [Line Items]
Total	9,828,036	5,873,439
Between 3 and 12 months [Member] | Interest rate swaps [Member]
Financial Assets for Trading at Fair Value Trhough Profit and Loss (Details) - Schedule of portfolio of financial assets derivative contracts [Line Items]
Total	26,246,111	11,320,119
Between 3 and 12 months [Member] | Cross currency swaps [Member]
Financial Assets for Trading at Fair Value Trhough Profit and Loss (Details) - Schedule of portfolio of financial assets derivative contracts [Line Items]
Total	5,398,185	6,962,984
Between 3 and 12 months [Member] | Call currency options [Member]
Financial Assets for Trading at Fair Value Trhough Profit and Loss (Details) - Schedule of portfolio of financial assets derivative contracts [Line Items]
Total	24,744	36,394
Between 3 and 12 months [Member] | Put currency options [Member]
Financial Assets for Trading at Fair Value Trhough Profit and Loss (Details) - Schedule of portfolio of financial assets derivative contracts [Line Items]
Total	7,816	8,545
Between 1 and 3 year [Member]
Financial Assets for Trading at Fair Value Trhough Profit and Loss (Details) - Schedule of portfolio of financial assets derivative contracts [Line Items]
Total	50,844,959	42,591,838
Between 1 and 3 year [Member] | Currency forward [Member]
Financial Assets for Trading at Fair Value Trhough Profit and Loss (Details) - Schedule of portfolio of financial assets derivative contracts [Line Items]
Total	6,178,376	2,272,048
Between 1 and 3 year [Member] | Interest rate swaps [Member]
Financial Assets for Trading at Fair Value Trhough Profit and Loss (Details) - Schedule of portfolio of financial assets derivative contracts [Line Items]
Total	24,855,247	19,002,414
Between 1 and 3 year [Member] | Cross currency swaps [Member]
Financial Assets for Trading at Fair Value Trhough Profit and Loss (Details) - Schedule of portfolio of financial assets derivative contracts [Line Items]
Total	19,811,336	21,317,376
Between 1 and 3 year [Member] | Call currency options [Member]
Financial Assets for Trading at Fair Value Trhough Profit and Loss (Details) - Schedule of portfolio of financial assets derivative contracts [Line Items]
Total
Between 1 and 3 year [Member] | Put currency options [Member]
Financial Assets for Trading at Fair Value Trhough Profit and Loss (Details) - Schedule of portfolio of financial assets derivative contracts [Line Items]
Total
Between 3 and 5 years [Member]
Financial Assets for Trading at Fair Value Trhough Profit and Loss (Details) - Schedule of portfolio of financial assets derivative contracts [Line Items]
Total	24,356,779	37,756,932
Between 3 and 5 years [Member] | Currency forward [Member]
Financial Assets for Trading at Fair Value Trhough Profit and Loss (Details) - Schedule of portfolio of financial assets derivative contracts [Line Items]
Total	1,009,395	1,404,498
Between 3 and 5 years [Member] | Interest rate swaps [Member]
Financial Assets for Trading at Fair Value Trhough Profit and Loss (Details) - Schedule of portfolio of financial assets derivative contracts [Line Items]
Total	11,658,182	14,025,972
Between 3 and 5 years [Member] | Cross currency swaps [Member]
Financial Assets for Trading at Fair Value Trhough Profit and Loss (Details) - Schedule of portfolio of financial assets derivative contracts [Line Items]
Total	11,689,202	22,326,462
Between 3 and 5 years [Member] | Call currency options [Member]
Financial Assets for Trading at Fair Value Trhough Profit and Loss (Details) - Schedule of portfolio of financial assets derivative contracts [Line Items]
Total
Between 3 and 5 years [Member] | Put currency options [Member]
Financial Assets for Trading at Fair Value Trhough Profit and Loss (Details) - Schedule of portfolio of financial assets derivative contracts [Line Items]
Total
More than 5 years [Member]
Financial Assets for Trading at Fair Value Trhough Profit and Loss (Details) - Schedule of portfolio of financial assets derivative contracts [Line Items]
Total	38,407,945	57,951,359
More than 5 years [Member] | Currency forward [Member]
Financial Assets for Trading at Fair Value Trhough Profit and Loss (Details) - Schedule of portfolio of financial assets derivative contracts [Line Items]
Total	737,202	572,858
More than 5 years [Member] | Interest rate swaps [Member]
Financial Assets for Trading at Fair Value Trhough Profit and Loss (Details) - Schedule of portfolio of financial assets derivative contracts [Line Items]
Total	16,373,617	19,384,413
More than 5 years [Member] | Cross currency swaps [Member]
Financial Assets for Trading at Fair Value Trhough Profit and Loss (Details) - Schedule of portfolio of financial assets derivative contracts [Line Items]
Total	21,297,126	37,994,088
More than 5 years [Member] | Call currency options [Member]
Financial Assets for Trading at Fair Value Trhough Profit and Loss (Details) - Schedule of portfolio of financial assets derivative contracts [Line Items]
Total
More than 5 years [Member] | Put currency options [Member]
Financial Assets for Trading at Fair Value Trhough Profit and Loss (Details) - Schedule of portfolio of financial assets derivative contracts [Line Items]
Total
Fair value [Member]
Financial Assets for Trading at Fair Value Trhough Profit and Loss (Details) - Schedule of portfolio of financial assets derivative contracts [Line Items]
Total	11,672,960	9,494,471
Fair value [Member] | Currency forward [Member]
Financial Assets for Trading at Fair Value Trhough Profit and Loss (Details) - Schedule of portfolio of financial assets derivative contracts [Line Items]
Total	1,669,807	1,088,194
Fair value [Member] | Interest rate swaps [Member]
Financial Assets for Trading at Fair Value Trhough Profit and Loss (Details) - Schedule of portfolio of financial assets derivative contracts [Line Items]
Total	4,283,817	3,009,922
Fair value [Member] | Cross currency swaps [Member]
Financial Assets for Trading at Fair Value Trhough Profit and Loss (Details) - Schedule of portfolio of financial assets derivative contracts [Line Items]
Total	5,708,306	5,392,946
Fair value [Member] | Call currency options [Member]
Financial Assets for Trading at Fair Value Trhough Profit and Loss (Details) - Schedule of portfolio of financial assets derivative contracts [Line Items]
Total	1,429	3,232
Fair value [Member] | Put currency options [Member]
Financial Assets for Trading at Fair Value Trhough Profit and Loss (Details) - Schedule of portfolio of financial assets derivative contracts [Line Items]
Total	$ 9,601	$ 177